Losses per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following table presents our basic and diluted losses per share for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Net loss for the year	$(68,521)	$(105,865)	$(142,869)
Less: Net loss attributable to redeemable non-controlling interest	—	1,237	282
Net loss for the year attributable to Despegar.com, Corp.	$(68,521)	$(104,628)	$(142,587)
Accretion of redeemable non-controlling interest	(473)	(1,355)	(78)
Accretion of Series A non-convertible preferred shares	(11,884)	(10,600)	(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,375)	(15,251)	(4,212)
Accrual of dividends of Series B convertible preferred shares	(2,000)	(2,000)	(553)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$(98,253)	$(133,834)	$(150,261)
Numerator of basic and diluted losses per share	$(98,253)	$(133,834)	$(150,261)
Weighted average common shares outstanding—basic and diluted	76,823	76,653	67,994
Denominator of basic and diluted losses per share	$76,823	$76,653	$67,994
Basic and diluted losses per share	$(1.28)	$(1.75)	$(2.21)